Related party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended									1 Months Ended		5 Months Ended	1 Months Ended	5 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Mohegan Tribe Of Indians Of Connecticut Employee	Sep. 30, 2012 Mohegan Tribe Of Indians Of Connecticut	Sep. 30, 2011 Mohegan Tribe Of Indians Of Connecticut	Sep. 30, 2013 Mohegan Sun	Sep. 30, 2012 Mohegan Sun	Sep. 30, 2011 Mohegan Sun	Sep. 30, 2013 Mohegan Tribal Utility Authority	Sep. 30, 2012 Mohegan Tribal Utility Authority	Sep. 30, 2011 Mohegan Tribal Utility Authority	Mar. 31, 2013 Mtga Gaming Llc Mohegan Gaming Hospitality Llc	Feb. 28, 2013 Mtga Gaming Llc Mohegan Gaming Hospitality Llc	Feb. 28, 2013 Mtga Gaming Llc Mohegan Gaming Hospitality Llc	Feb. 28, 2013 Mohegan Tribe Of Indians Of Connecticut Mohegan Gaming Hospitality Llc	Feb. 28, 2013 Mohegan Tribe Of Indians Of Connecticut Mohegan Gaming Hospitality Llc	Mar. 29, 2013 2013 Mohegan Tribe Promissory Note, due December 2018 Promissory Notes
Related Party Transaction [Line Items]
Distributions to the Tribe			$ 50,000,000	$ 53,000,000	$ 47,100,000
Expenses for services provided to related party						26,800,000	27,000,000	27,200,000
Utilities purchased from related party									17,800,000	18,700,000	21,500,000
Incurred interest expense associated with a related party debt			3,000,000	2,500,000	1,500,000
Membership or limited partnership interest percentage												100.00%	49.00%	49.00%	51.00%	51.00%
Loan face amount																	7,400,000
Due to Mohegan Tribe	6,308,000	9,950,000	800,000
Term of lease			25 years
Renewable period of additional term			25 years
Monthly payment amount			75,000
Bidding threshold established by ordinance	$ 200,000
Acceptable variance in bid from lowest bid for ordinance to apply	5.00%
Number of employees affiliated with related party			130